Related Party Transactions - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended					9 Months Ended		12 Months Ended
	Jun. 30, 2017 TWD ($)	Jun. 30, 2017 USD ($)	Jan. 31, 2017 USD ($)	May 31, 2016 USD ($)	Oct. 31, 2011 CNY (¥) Installments	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2017 USD ($)
Disclosure of transactions between related parties [Line Items]
Disposal of property, plant and equipment								$ 34,233,000	$ 1,155
Acquisition of investment in associate								1,373,486,000	46,339		$ 116,000,000
Long-term deferred revenue						$ 24,898,000		24,898,000				$ 840
Royalty income								$ 11,998,000	$ 405
ChipMOS Shanghai patent licensing agreement [member]
Disclosure of transactions between related parties [Line Items]
Licensing fee			$ 1,000	$ 2,500
License agreement term								10 years	10 years
Percentage of licensed products revenue								0.50%	0.50%
Receipts in advance						3,018,000		$ 3,018,000				102
Long-term deferred revenue						24,898,000		24,898,000				840
Royalty income						2,828,000	$ 96
ChipMOS Shanghai and bermuda patent licensing agreement [Member]
Disclosure of transactions between related parties [Line Items]
Licensing fee | ¥					¥ 27,400
License agreement term					10 years
Receipts in advance						$ 1,039,000		1,039,000				$ 35
Royalty income								$ 9,170,000	$ 309
Number of quarterly installments | Installments					40
Quarterly installment amount | ¥					¥ 685
ChipMOS Shanghai [member]
Disclosure of transactions between related parties [Line Items]
Disposal of property, plant and equipment										$ 0	0
JMC ELECTRONICS CO., LTD. [member]
Disclosure of transactions between related parties [Line Items]
Disposal of property, plant and equipment										0	0
ChipMOS Shanghai [member]
Disclosure of transactions between related parties [Line Items]
Relationship								Associate	Associate
ChipMOS Shanghai								$ 41,183,000	$ 1,389	0	0
Acquisition of investment in associate	$ 1,373,486,000	$ 46,339
JMC ELECTRONICS CO., LTD. [member]
Disclosure of transactions between related parties [Line Items]
Relationship								Associate	Associate
ChipMOS Shanghai										$ 0	$ 0